CONDENSED CONSOLIDATED STATEMENTS OF OPERATION (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Capitation revenues related parties	$ 150,479	$ 97,438	$ 335,383	$ 107,747
Revenue from service and other revenue related parties	219	213	631	344
Medical costs related parties	115,975	70,555	249,819	76,943
Direct patient expense related parties	64	448	1,488	1,223
Selling general and administrative expense related parties	1,600	1,133	3,112	1,939
Transaction costs and other related parties	$ 1,465	4,209	$ 1,483	5,369
Interest income related party		$ 79		$ 157